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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|;   Amendment Number: __

     This Amendment (Check only one.) |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Management Advisors, LLC
Address: 1900 Avenue of the Stars
         Suite 900
         Los Angeles, CA 90067

Form 13F File Number: 028-03819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles Larson
Title:  SVP, CFO, COO
Phone:  310-229-2947

Signature, Place, and Date of Signing:

Charles Larson                         Los Angeles, CA           1-30-07
------------------------------------   ----------------------    ---------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:       119

Form 13F Information Table Value Total:   120,648
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

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                           FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                          VALUE    SHARES/   SH/ PUT/ INVSTMT   OTHER  -----------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN MANAGERS     SOLE    SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ------- -------- ----------- ------ ----
ACTIVISION INC                 COM            004930202      303   21998.000 SH       SOLE               21998.000
ADOBE SYSTEMS INC              COM            00724F101     1273   36410.000 SH       SOLE               36410.000
AGL RESOURCES INC              COM            001204106      216    6000.000 SH       SOLE                6000.000
ALEXANDRIA REAL ESTATE EQUIT   COM            015271109      219    2300.000 SH       SOLE                2300.000
ALLIANCE RESOURCE PARTNERS     COM            01877R108      231    6400.000 SH       SOLE                6400.000
ALTRIA GROUP INC               COM            02209S103      283    4000.000 SH       SOLE                4000.000
AMERICAN CAPITAL STRATEGIES    COM            024937104      316    9000.000 SH       SOLE                9000.000
AMERICAN FINANCIAL REALTY TR   COM            02607P305      184   15800.000 SH       SOLE               15800.000
AMGEN INC                      COM            031162100     1406   19325.000 SH       SOLE               19325.000
ARCHSTONE-SMITH TRUST          COM            039583109      210    4300.000 SH       SOLE                4300.000
ASSURANT INC                   COM            04621X108     1546   31390.000 SH       SOLE               31390.000
BANK OF AMERICA CORP           COM            060505104     1614   35440.000 SH       SOLE               35440.000
BAYOU STEEL CORP               COM            073051203     5836   83333.000 SH       SOLE               83333.000
BHP BILLITON LTD-SPON ADR      COM            088606108     1270   31880.000 SH       SOLE               31880.000
BILLY MARTIN'S USA INC         COM            090192402        1 1000000.000 SH       SOLE             1000000.000
BOSTON PIZZA ROYALTIES-UNITS   COM            101084101      414   23500.000 SH       SOLE               23500.000
BOSTON PROPERTIES INC          COM            101121101      242    2600.000 SH       SOLE                2600.000
BP PLC-SPONS ADR               COM            055622104      250    3628.000 SH       SOLE                3628.000
BP PRUDHOE BAY ROYALTY TRUST   COM            055630107      375    5300.000 SH       SOLE                5300.000
BUNGE LIMITED                  COM            BMG169621     1333   23930.000 SH       SOLE               23930.000
CARNIVAL CORP                  COM            143658300     1135   23960.000 SH       SOLE               23960.000
CBL & ASSOCIATES PROPERTIES    COM            124830100      204    4800.000 SH       SOLE                4800.000
CHEMED CORP                    COM            16359R103     1291   21750.000 SH       SOLE               21750.000
CHEROKEE INC                   COM            16444H102      242    6000.000 SH       SOLE                6000.000
CISCO SYSTEMS INC              COM            17275R102     1168   53895.000 SH       SOLE               53895.000
COMPASS MINERALS INTERNATION   COM            20451N101      205    8200.000 SH       SOLE                8200.000


CONOCOPHILLIPS                 COM            20825C104     1177   18640.000 SH       SOLE               18640.000
CORNING INC                    COM            219350105     1088   40430.000 SH       SOLE               40430.000
CROSS TIMBERS ROYALTY TRUST    COM            22757R109      335    7200.000 SH       SOLE                7200.000
CROSSTEX ENERGY LP             COM            22765U102      227    6500.000 SH       SOLE                6500.000
DCP MIDSTREAM PARTNERS LP      COM            23311P100      247    9000.000 SH       SOLE                9000.000
DEVELOPERS DIVERSIFIED RLTY    COM            251591103      219    4000.000 SH       SOLE                4000.000
DIAMONDROCK HOSPITALITY CO     COM            252784301      207   15000.000 SH       SOLE               15000.000
ENERGY EAST CORPORATION        COM            29266M109      207    8500.000 SH       SOLE                8500.000
ENERGY TRANSFER PARTNERS LP    COM            29273R109      272    7000.000 SH       SOLE                7000.000
ENERPLUS RESOURCES FUND        COM            29274D604      979   19400.000 SH       SOLE               19400.000
ENI SPA-SPONSORED ADR          COM            26874R108      205    3600.000 SH       SOLE                3600.000
ENTERPRISE PRODUCTS PARTNERS   COM            293792107      235    9500.000 SH       SOLE                9500.000
ESSEX PROPERTY TRUST INC       COM            297178105      217    2000.000 SH       SOLE                2000.000
EXXON MOBIL CORP               COM            30231G102      665   10924.000 SH       SOLE               10924.000
GAMESTOP CORP-CL A             COM            36467W109     1455   30870.000 SH       SOLE               30870.000
GRUPO TELEVISA SA-SPONS ADR    COM            40049J206      288   14480.000 SH       SOLE               14480.000
HALLIBURTON CO                 COM            406216101     1133   15510.000 SH       SOLE               15510.000
HEALTH CARE REIT INC           COM            42217K106      206    5400.000 SH       SOLE                5400.000
HONEYWELL INTERNATIONAL INC    COM            438516106      214    5000.000 SH       SOLE                5000.000
HUGOTON ROYALTY TRUST          COM            444717102      293    9400.000 SH       SOLE                9400.000
ILLINOIS TOOL WORKS            COM            452308109     1316   13665.000 SH       SOLE               13665.000
IMPERIA ENTERTAINMENT INC      COM            45256N105        0   20000.000 SH       SOLE               20000.000
INERGY LP                      COM            456615103      241    9000.000 SH       SOLE                9000.000
INNOVO GROUP INC               COM            457954600       11   15000.000 SH       SOLE               15000.000
INTUIT INC                     COM            461202103     1373   25820.000 SH       SOLE               25820.000
ISHARES MSCI EAFE INDEX FUND   COM            464287465     2169   33410.000 SH       SOLE               33410.000
ISHARES MSCI EMERGING MKT IN   COM            464287234     1584   16000.000 SH       SOLE               16000.000
J.C. PENNEY CO INC             COM            708160106      705   11665.000 SH       SOLE               11665.000
JM SMUCKER CO/THE-NEW COMMON   COM            832696405     1172   29520.000 SH       SOLE               29520.000
JOHNSON & JOHNSON              COM            478160104     1509   25475.000 SH       SOLE               25475.000
KIMCO REALTY CORP              COM            49446R109      244    6000.000 SH       SOLE                6000.000
KINDER MORGAN ENERGY PRTNRS    COM            494550106      347    7200.000 SH       SOLE                7200.000


KKR FINANCIAL CORP             COM            482476306      213    9500.000 SH       SOLE                9500.000
KNIGHTSBRIDGE TANKERS LTD      COM            BMG5299G1      313   12500.000 SH       SOLE               12500.000
L-3 COMMUNICATIONS HOLDINGS    COM            502424104     1582   18440.000 SH       SOLE               18440.000
LASALLE HOTEL PROPERTIES       COM            517942108      217    5300.000 SH       SOLE                5300.000
MACQUARIE INFRASTRUCTURE CO    COM            55607X108     1554   47830.000 SH       SOLE               47830.000
MAGELLAN MIDSTREAM PARTNERS    COM            559080106      243    7400.000 SH       SOLE                7400.000
MARTIN MIDSTREAM PARTNERS LP   COM            573331105      250    8000.000 SH       SOLE                8000.000
MERCK & CO. INC.               COM            589331107      299    8500.000 SH       SOLE                8500.000
MESABI TRUST                   COM            590672101      356   15500.000 SH       SOLE               15500.000
MICRON TECHNOLOGY INC          COM            595112103     1051   71430.000 SH       SOLE               71430.000
MONSANTO CO                    COM            61166W101     1198   14130.000 SH       SOLE               14130.000
MORGAN STANLEY                 COM            617446448     1532   24385.000 SH       SOLE               24385.000
NEWS CORP-CL A                 COM            65248E104     1167   70230.000 SH       SOLE               70230.000
NOKIA CORP-SPON ADR            COM            654902204     1346   64950.000 SH       SOLE               64950.000
P G & E CORP                   COM            69331C108     1207   31020.000 SH       SOLE               31020.000
PAN PACIFIC RETAIL PPTYS INC   COM            69806L104      213    3000.000 SH       SOLE                3000.000
PEABODY ENERGY CORP            COM            704549104     1261   25010.000 SH       SOLE               25010.000
PENGROWTH ENERGY TRUST         COM            706902509      310   13400.000 SH       SOLE               13400.000
PENN VIRGINIA RESOURCE PARTN   COM            707884102      229    4000.000 SH       SOLE                4000.000
PEPSICO INC                    COM            713448108     1282   22180.000 SH       SOLE               22180.000
PERMIAN BASIN ROYALTY TRUST    COM            714236106      348   21500.000 SH       SOLE               21500.000
PLAINS ALL AMER PIPELINE LP    COM            726503105      247    5500.000 SH       SOLE                5500.000
PRUDENTIAL FINANCIAL INC       COM            744320102     1567   20670.000 SH       SOLE               20670.000
QUESTAR CORP                   COM            748356102      282    4020.000 SH       SOLE                4020.000
RAYONIER INC                   COM            754907103      228    5000.000 SH       SOLE                5000.000
REALTY INCOME CORP             COM            756109104      206    8500.000 SH       SOLE                8500.000
ROCKWELL AUTOMATION INC        COM            773903109      322    4475.000 SH       SOLE                4475.000
SABINE ROYALTY TRUST           COM            785688102      393    9000.000 SH       SOLE                9000.000
SAN JUAN BASIN ROYALTY TR      COM            798241105      328    8000.000 SH       SOLE                8000.000
SANOFI-AVENTIS-ADR             COM            80105N105     1377   29020.000 SH       SOLE               29020.000
SATYAM COMPUTER SERVICES-ADR   COM            804098101     1329   30375.000 SH       SOLE               30375.000


SIEMENS AG-SPONS ADR           COM            826197501     1514   16255.000 SH       SOLE               16255.000
SUNCOR ENERGY INC              COM            867229106      428    5560.000 SH       SOLE                5560.000
SUNOCO INC                     COM            86764P109      324    4180.000 SH       SOLE                4180.000
SUNOCO LOGISTICS PARTNERS LP   COM            86764L108      252    6000.000 SH       SOLE                6000.000
TARRANT APPAREL GROUP          COM            876289109       37   30000.000 SH       SOLE               30000.000
TELECOM NEW ZEALAND-SP ADR     COM            879278208      295   10800.000 SH       SOLE               10800.000
TELEFONOS DE MEXICO-SP ADR L   COM            879403780     1480   65820.000 SH       SOLE               65820.000
TEVA PHARMACEUTICAL-SP ADR     COM            881624209     1463   35525.000 SH       SOLE               35525.000
TRANSOCEAN INC                 COM            KYG900781     1404   17490.000 SH       SOLE               17490.000
UNILEVER N V -NY SHARES        COM            904784709      222    3200.000 SH       SOLE                3200.000
UNITED DOMINION REALTY TRUST   COM            910197102      214    7500.000 SH       SOLE                7500.000
UNITED TECHNOLOGIES CORP       COM            913017109     1554   26800.000 SH       SOLE               26800.000
UNITEDHEALTH GROUP INC         COM            91324p102      432    7725.000 SH       SOLE                7725.000
US BANCORP                     COM            902973304      223    7300.000 SH       SOLE                7300.000
VENTAS INC                     COM            92276F100      216    6500.000 SH       SOLE                6500.000
VORNADO REALTY TRUST           COM            929042109     1657   17260.000 SH       SOLE               17260.000
WELLPOINT INC                  COM            94973V107     1130   14600.000 SH       SOLE               14600.000
WELLS FARGO & COMPANY          COM            949746101      452    7080.000 SH       SOLE                7080.000
WET SEAL INC/THE-CLASS A       COM            961840105       66   10000.000 SH       SOLE               10000.000
WINDROSE MEDICAL PROPERTIES    COM            973491103      211   14000.000 SH       SOLE               14000.000
WRIGLEY WM JR CO               COM            982526105     1315   20545.000 SH       SOLE               20545.000
XCEL ENERGY INC                COM            98389B100      200   11000.000 SH       SOLE               11000.000
YUKOS-SPONSORED ADR            COM            98849W108       55   22200.000 SH       SOLE               22200.000
FMA EQUITY GROWTH LP                                       25137  22477.7655 SH       SOLE              22477.7655
FMA INCOME EQUITY FUND LP                                  14927  13158.2199 SH       SOLE              13158.2199
CAPT'L SERV NT DTD 3/17/99 DUE                oa1115           0  100000.000 SH       SOLE              100000.000
CAPT'L SERV NT DTD 3/21/97 DUE                oa1114           0  100000.000 SH       SOLE              100000.000
CAPT'L SERV NT DTD 4/15/96 DUE                oa1071           0  100000.000 SH       SOLE              100000.000
COSMETIC LASER EYE CENTER                     221990104      417  208333.330 SH       SOLE              208333.330
EQUITY LIFESTYLE PROPERTIES                   29472R108      268    5395.000 SH       SOLE                5395.000